SCHEDULE OF THE ASSIGNMENT FOR BENEFIT OF ASSET AND LIABILITIES OF CREDITORS (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Accounts receivable, net	$ 481,734
Prepaid expenses and other	197,336	75,951
Total Current Assets	6,746,762	1,395,615
Security deposit	33,340
Property and equipment, net	577,205	472,670
Right of use assets, net
Total Other Assets	2,787,927	2,138,081
TOTAL ASSETS	9,534,689	3,533,696
Notes payable (a)	283,141	85,207
Accounts payable	312,772	465,581
Accrued expenses	212,975	254,095
Insurance payable	98,255	26,794
Lease liabilities, current portion
Due to related parties		173,692
Accrued compensation and related benefits	98,964	2,670
Total Current Liabilities	1,006,107	18,006,901
Notes payable, net of current portion (a)	12,455	290,215
Lease liabilities, net of current portion
Total Long-term Liabilities	12,455	1,540,211
Total Liabilities	$ 1,018,562	19,547,112
Creditors [Member]
Accounts receivable, net		372,922
Prepaid expenses and other		367,459
Total Current Assets		740,381
Security deposit		94,000
Property and equipment, net		126,137
Right of use assets, net		1,445,274
Total Other Assets		1,665,411
TOTAL ASSETS		2,405,792
Notes payable (a)		3,834,337
Accounts payable		638,682
Accrued expenses		170,500
Insurance payable		1,959,099
Contingency liabilities		3,311,272
Lease liabilities, current portion		380,843
Due to related parties		124,000
Accrued compensation and related benefits		919,726
Total Current Liabilities		11,338,459
Notes payable, net of current portion (a)		147,379
Lease liabilities, net of current portion		1,102,617
Total Long-term Liabilities		1,249,996
Total Liabilities		$ 12,588,455